CONSOLIDATED BALANCE SHEETS (USD $)	Apr. 30, 2012		Jul. 31, 2011
Current Assets
Cash	$ 0		$ 337
Deferred loan costs	0	[1]	7,625
Total Current Assets	0		7,962
Noncurrent Assets
Intangible assets	77,500	[2]	85,000
Advances	15,000		0
Goodwill	2,875		2,875
Total Noncurrent Assets	95,375		87,875
Total Assets	95,375		95,837
Current Liabilities
Accounts payable and accrued liabilities	162,157		75,812
Payroll liabilities	7,322		7,322
Loans payable	12,500		12,500
Notes payable	96,876	[3]	77,006
Due to related party	2,374		2,374
Accrued interest payable	15,121		7,995
Total Current Liabilities	296,350		183,009
Total Liabilities	296,350		183,009
Stockholder's Equity (Deficit)
Common Stock	106,217	[4]	12,836
Preferred Stock	0	[5]	0
Additional paid in capital	6,409,860		6,231,010
Deficit accumulated during the development stage	(6,717,052)		(6,331,018)
Total Stockholders' Equity (Deficit)	(200,975)		(87,171)
Total Liabilities and Stockholders' Equity (Deficit)	$ 95,375		$ 95,837

[1]	Net of accumulated amortization of $18,550 and $10,925
[2]	Solar generation technology (net)
[3]	Net of debt discount of $89,582 and $183,494
[4]	$0.001 par value, 250,000,000 shares authorized, 106,216,193 and 12,835,864 shares issued and outstanding
[5]	$0.001 par value, 5,000,000 shares authorized